                                Supplement to the
                           Schwab Cash Reserves Sweep
                                Investments(TM)
                          Prospectus dated July 9, 2004
                          As Amended September 1, 2004

     The Schwab Cash Reserves  ticker
     symbol on page 2 of the  prospectus is
     replaced with the following: SWSXX.

     Please retain this supplement for future reference.

     REG30199

SCHWAB CASH RESERVES
SWEEP INVESTMENTS TM

      PROSPECTUS
      July 9, 2004
      As amended September 1, 2004

      Schwab Cash Reserves

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB CASH RESERVES
SWEEP INVESTMENTS TM

      ABOUT THE FUND

        Schwab Cash Reserves ...............................................   2

        Fund management ....................................................   5

      INVESTING IN THE FUND

        Buying/selling shares ..............................................   7

        Selling/exchanging shares ..........................................   8

        Transaction policies ...............................................   9

        Dividends and taxes ................................................  10

                  ABOUT THE FUND

                  The Schwab Cash Reserves seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep Investments(TM), in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB CASH RESERVES
TICKER SYMBOL: SWSXX

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THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

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STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this fund is a new fund, no performance figures are given. Performance information will appear in a future version of the fund's prospectus.

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.35
Distribution (12b-1) fees                                                  None
Other expenses*                                                            0.48
                                                                         -------
Total annual operating expenses                                            0.83

Less expense reduction                                                    (0.14)
                                                                         -------
NET OPERATING EXPENSES**                                                   0.69
                                                                         -------

*  Based on estimated expenses for the current fiscal year.

** Schwab and the investment adviser have guaranteed that "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) will not exceed 0.69% through 4/29/06. Through 11/9/04, the investment adviser and Schwab have also guaranteed to waive fees and reimburse expenses, if necessary, so that the fund's net 7-day yield is greater than the net 7-day yield of the Schwab Money Market Fund. The investment adviser and Schwab will not waive fees or reimburse expenses in an amount greater than the amount necessary to reduce the fund's total operating expenses to zero. The Schwab Money Market Fund's current net 7-day yield is available at www.schwab.com/schwabfunds.

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years
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           $70                  $240


4 Schwab Cash Reserves

                  FUND MANAGEMENT

The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $137 billion under management.

                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for approximately 6 million shareholder accounts. (All figures on this page are as of 04/30/04).

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Cash Reserves. As compensation for these services, the firm is entitled to receive a management fee from the fund. This fee is calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

                  INVESTING IN THE FUND

                  As a SchwabFunds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on July 9, 2004, and end on August 6, 2004, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

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WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

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SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other Schwab Sweep Investments(TM) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.


8  Investing in the fund

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THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if your Schwab account is closed for any reason or your balance falls below the fund's investment minimum, if any, as a result of selling or exchanging your shares.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

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TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The Fed is closed on federal holidays. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of the fund generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.


10 Investing in the fund

NOTES

NOTES

NOTES

SCHWAB CASH RESERVES
SWEEP INVESTMENTS TM

      PROSPECTUS
      July 9, 2004
      As amended September 1, 2004

                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

ANNUAL AND SEMI-ANNUAL reports, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, annual report or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Cash Reserves -- Sweep
Investments TM                           811-5954

REG27099FLD-01